Net income per common share (Details Textual)	1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income per common share (Textual) [Abstract]
Cumulative dividends	8.00%	0.00%	0.00%	0.00%	0.00%	0.00%